FI - Quantitative information about level 3 liabilities at fair value (Details 16) SFr in Millions, Pure in Millions	Jun. 30, 2019 CHF (SFr)	Mar. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Liabilities
Due to banks	SFr 281	SFr 248	SFr 406
Customer deposits	2,977	3,003	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,195	9,745	14,828
Obligation to return securities received as collateral	45,378	49,472	41,696
Trading liabilities	43,356	39,536	42,169
Short-term borrowings	10,237	9,514	8,068
Long-term debt	71,648	69,411	63,935
Other liabilities	7,613	SFr 7,690	9,001
Recurring basis
Liabilities
Due to banks	281		406
Customer deposits	2,977		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,195		14,828
Obligation to return securities received as collateral	45,378		41,696
Trading liabilities	43,356		42,169
Short-term borrowings	10,237		8,068
Long-term debt	71,648		63,935
Other liabilities	7,613		9,001
Total liabilities at fair value	190,685		183,395
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	8,926		7,770
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,046		40,015
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5,739
Recurring basis | Debt securities
Liabilities
Trading liabilities	11,573		7,996
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	6,338		4,583
Recurring basis | Equity securities
Liabilities
Trading liabilities	16,948		18,950
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	14,835		15,223
Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	495		453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	4		30
Trading liabilities	3,419		3,589
Short-term borrowings	997		784
Long-term debt	13,689		12,665
Other liabilities	1,247		1,341
Total liabilities at fair value	19,851		18,862
Level 3 | Recurring basis | Option model
Liabilities
Short-term borrowings	SFr 862		SFr 644
Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50		50
Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100		100
Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	73		74
Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Customer deposits, measurement input	70
Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Customer deposits, measurement input	103
Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Customer deposits, measurement input	98
Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Customer deposits, measurement input	(12)
Short-term borrowings, measurement input	(80)		(40)
Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Customer deposits, measurement input	100
Short-term borrowings, measurement input	100		98
Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Customer deposits, measurement input	73
Short-term borrowings, measurement input	62		64
Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		0
Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	4		4
Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1		1
Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Customer deposits, measurement input	10
Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Customer deposits, measurement input	10
Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Customer deposits, measurement input	10
Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	1		2
Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	126		178
Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	36		32
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 79		SFr 61
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	853		1,018
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	1,146		1,089
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1,020		1,067
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	40		40
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	40		40
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	40		40
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 880		SFr 528
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt	SFr 851		SFr 427
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	73
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(80)		(40)
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	99		98
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	65		71
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	4
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	1		2
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	126		178
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	33		31
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 10		SFr 3
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(62)		112
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	118		112
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(11)		112
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 12,511		SFr 11,800
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 10,485		SFr 9,533
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	73		74
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(80)		(60)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	99		98
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	63		65
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	4		4
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1		1
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	(55)		(55)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	0		(1)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(5)		(7)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	126		178
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25		27
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 1,565		SFr 1,570
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(41)		(11)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	635		1,089
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	50		136
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt	SFr 26		SFr 43
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	46		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	49		46
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	49		30
Level 3 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 4
Level 3 | Recurring basis | Debt securities
Liabilities
Trading liabilities	6		SFr 25
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Level 3 | Recurring basis | Equity securities
Liabilities
Trading liabilities	SFr 53		SFr 37
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	66		3
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	2		0
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	SFr 3,360		SFr 3,527
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	SFr 216		SFr 189
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input			(20)
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input			147
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			48
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(3)		1
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	42		41
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		1
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	17		26
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	6		7
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	SFr 133		SFr 160
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model
Liabilities
Trading liabilities	SFr 57		SFr 57
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	55		35
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	55		70
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	55		53
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	22		21
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	26		26
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	24		23
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 36		SFr 62
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	362		146
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	362		535
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	362		379
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	95		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	95		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	95		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable
Liabilities
Trading liabilities	SFr 24		SFr 37
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	100		100
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	100		100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	SFr 1,097		SFr 1,140
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities	SFr 22		SFr 20
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	23		35
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,114		1,156
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	236		320
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	49		50
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	49		50
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	49		50
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 602		SFr 566
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,186		2,937
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	200		262
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	38		38
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	45		82
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	44		47
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2		1
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	20		20
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	4		4
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2		3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	22		28
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	12		14
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input	7		16
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input	85		95
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	60		56
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	8		12
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5		6
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	20		0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	60		80
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	34		14
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities	SFr 417		SFr 508
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	82		75
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	107		104
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	97		89
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,449		SFr 1,500
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50		50
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	73		74
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(80)		(60)
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	99		98
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	66		74
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		0
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	126		178
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	26		30
Bank
Liabilities
Due to banks	SFr 281		SFr 406
Customer deposits	2,977		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,304		14,828
Obligation to return securities received as collateral	45,378		41,696
Trading liabilities	43,370		42,171
Short-term borrowings	10,237		8,068
Long-term debt	70,703		63,027
Other liabilities	7,597		8,983
Bank | Recurring basis
Liabilities
Due to banks	281		406
Customer deposits	2,977		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,304		14,828
Obligation to return securities received as collateral	45,378		41,696
Trading liabilities	43,370		42,171
Short-term borrowings	10,237		8,068
Long-term debt	70,703		63,027
Other liabilities	7,597		8,983
Total liabilities at fair value	189,847		182,471
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	8,926		7,770
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,046		40,015
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5,753
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	11,574		7,998
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	6,338		4,583
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	16,961		18,950
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	14,835		15,223
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	495		453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	4		30
Trading liabilities	3,419		3,589
Short-term borrowings	997		784
Long-term debt	13,826		12,671
Other liabilities	1,234		1,327
Total liabilities at fair value	19,975		18,854
Bank | Level 3 | Recurring basis | Option model
Liabilities
Short-term borrowings	SFr 862		SFr 644
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50		50
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100		100
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	73		74
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Customer deposits, measurement input	70
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Customer deposits, measurement input	103
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Customer deposits, measurement input	98
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Customer deposits, measurement input	(12)
Short-term borrowings, measurement input	(80)		(40)
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Customer deposits, measurement input	100
Short-term borrowings, measurement input	100		98
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Customer deposits, measurement input	73
Short-term borrowings, measurement input	62		64
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		0
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	4		4
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1		1
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Customer deposits, measurement input	10
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Customer deposits, measurement input	10
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Customer deposits, measurement input	10
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	1		2
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	126		178
Bank | Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	36		32
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 79		SFr 61
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	853		1,018
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	1,146		1,089
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1,020		1,067
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	40		40
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	40		40
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	40		40
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 880		SFr 528
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt	SFr 851		SFr 427
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	73
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(80)		(40)
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	99		98
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	65		71
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	4
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	1		2
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	126		178
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	33		31
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 10		SFr 3
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(62)		112
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	118		112
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(11)		112
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 12,511		SFr 11,800
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 10,485		SFr 9,533
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	73		74
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(80)		(60)
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	99		98
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	63		65
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	4		4
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1		1
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	(55)		(55)
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	0		(1)
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(5)		(7)
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	126		178
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25		27
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 1,565		SFr 1,570
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(41)		(11)
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	635		1,089
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	50		136
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt	SFr 26		SFr 43
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	46		0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	49		46
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	49		30
Bank | Level 3 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 5
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Trading liabilities	6		SFr 25
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Trading liabilities	SFr 53		SFr 37
Bank | Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Bank | Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	66		3
Bank | Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	2		0
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	SFr 3,360		SFr 3,527
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	SFr 216		SFr 189
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input			(20)
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input			147
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			48
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(3)		1
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	42		41
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		1
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	17		26
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	6		7
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	SFr 133		SFr 160
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model
Liabilities
Trading liabilities	SFr 57		SFr 57
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	55		35
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	55		70
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	55		53
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	22		21
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	26		26
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	24		23
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 36		SFr 62
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	362		146
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	362		535
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	362		379
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	95		95
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	95		95
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	95		95
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable
Liabilities
Trading liabilities	SFr 24		SFr 37
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	100		100
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	100		100
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	SFr 1,097		SFr 1,140
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities	SFr 22		SFr 20
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	23		35
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,114		1,156
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	236		320
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	49		50
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	49		50
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	49		50
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 602		SFr 566
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		3
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,186		2,937
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	200		262
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	38		38
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	45		82
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	44		47
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2		1
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	20		20
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	4		4
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2		3
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	22		28
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	12		14
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input	7		16
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input	85		95
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	60		56
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	8		12
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5		6
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	20		0
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	60		80
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	34		14
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities	SFr 417		SFr 508
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	82		75
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	107		104
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	97		89
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,449		SFr 1,500
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50		50
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	73		74
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(80)		(60)
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	99		98
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	66		74
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		0
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	126		178
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	26		30